Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
NET OPERATING REVENUE	R$ 14,934,780	R$ 14,024,573	R$ 13,101,753
OPERATING COSTS	(11,501,688)	(10,665,890)	(10,234,115)
GROSS PROFIT	3,433,092	3,358,683	2,867,638
Operational expenses / income
Selling expenses	(148,709)	(169,050)	(250,448)
General and administrative expenses	(723,534)	(685,675)	(741,145)
Other operational income (expenses)	(302,690)	(464,316)	(53,638)
Equity in earnings of investees	135,888	101,739	166,411
Total operational expenses / income	(1,039,045)	(1,217,302)	(878,820)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	2,394,047	2,141,381	1,988,818
Financial income	813,915	699,310	903,936
Financial expenses	(1,251,965)	(1,447,750)	(1,498,592)
Total financial results	(438,050)	(748,440)	(594,656)
OPERATING PROFIT	1,955,997	1,392,941	1,394,162
INCOME TAX AND SOCIAL CONTRIBUTION, Current	(580,065)	(379,943)	(589,322)
INCOME TAX AND SOCIAL CONTRIBUTION, Deferred	68,072	105,257	69,632
INCOME TAX AND SOCIAL CONTRIBUTION	(511,993)	(274,686)	(519,690)
NET INCOME	1,444,004	1,118,255	874,472
Attributed to controlling shareholders	1,407,063	1,033,626	895,772
Attributed to non-controlling interest	R$ 36,941	R$ 84,629	R$ (21,300)
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 4.91091	R$ 3.60754	R$ 3.12641
Class "A" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	5.40201	3.96830	3.43906
Class "B" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 5.40201	R$ 3.96830	R$ 3.43906